Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	¥ 10,534,016
Balance at ending	11,411,153	¥ 10,534,016
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	24,486,156	24,944,551
Additions	3,448,655	3,426,765
Sales or disposal	(2,689,893)	(2,801,827)
Reclassification from construction in progress
Foreign currency translation adjustments	535,677	(584,639)
Other	197,195	(498,694)
Balance at ending	25,977,791	24,486,156
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(13,952,141)	(14,260,446)
Depreciation	(1,562,940)	(1,528,087)
Impairment losses	(70)	(14,807)
Sales or disposal	1,216,226	1,234,635
Foreign currency translation adjustments	(279,408)	290,177
Other	11,695	326,388
Balance at ending	(14,566,638)	(13,952,141)
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	1,318,964	1,359,271
Additions	22,720	45,791
Sales or disposal	(13,005)	(9,805)
Reclassification from construction in progress	6,890	10,510
Foreign currency translation adjustments	13,448	(12,252)
Other	(3,979)	(74,551)
Balance at ending	1,345,037	1,318,964
Land [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(4,058)	(4,274)
Depreciation
Impairment losses	0	(2,446)
Sales or disposal	12	1,467
Foreign currency translation adjustments	(240)	138
Other	(211)	1,057
Balance at ending	(4,497)	(4,058)
Buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	4,741,451	4,833,278
Additions	90,363	80,490
Sales or disposal	(36,586)	(41,613)
Reclassification from construction in progress	101,216	112,228
Foreign currency translation adjustments	57,952	(80,920)
Other	44,811	(162,012)
Balance at ending	4,999,206	4,741,451
Buildings [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(3,054,551)	(3,097,623)
Depreciation	(118,975)	(120,075)
Impairment losses	0	(4,023)
Sales or disposal	24,717	31,119
Foreign currency translation adjustments	(34,630)	41,716
Other	(6,299)	94,335
Balance at ending	(3,189,737)	(3,054,551)
Machinery and equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	11,979,449	11,956,773
Additions	414,934	379,749
Sales or disposal	(472,197)	(514,608)
Reclassification from construction in progress	485,705	665,968
Foreign currency translation adjustments	262,808	(303,095)
Other	83,252	(205,338)
Balance at ending	12,753,951	11,979,449
Machinery and equipment [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(9,505,895)	(9,715,155)
Depreciation	(673,612)	(633,167)
Impairment losses	0	(8,319)
Sales or disposal	443,307	465,994
Foreign currency translation adjustments	(204,607)	212,323
Other	(64,468)	172,429
Balance at ending	(10,005,275)	(9,505,895)
Vehicles and equipment on operating leases [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	5,928,833	6,139,163
Additions	2,281,434	2,188,621
Sales or disposal	(2,163,259)	(2,232,596)
Reclassification from construction in progress	537	97
Foreign currency translation adjustments	180,976	(167,022)
Other	(24,799)	570
Balance at ending	6,203,721	5,928,833
Vehicles and equipment on operating leases [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(1,386,459)	(1,442,093)
Depreciation	(770,354)	(774,846)
Impairment losses	0
Sales or disposal	748,189	736,055
Foreign currency translation adjustments	(39,880)	35,940
Other	81,587	58,487
Balance at ending	(1,366,916)	(1,386,459)
Construction in progress [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	517,460	656,067
Additions	639,205	732,114
Sales or disposal	(4,846)	(3,204)
Reclassification from construction in progress	(594,347)	(788,803)
Foreign currency translation adjustments	20,493	(21,350)
Other	97,910	(57,363)
Balance at ending	675,875	517,460
Construction in progress [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(1,178)	(1,301)
Depreciation
Impairment losses	(70)	(19)
Sales or disposal
Foreign currency translation adjustments	(50)	60
Other	1,085	81
Balance at ending	¥ (213)	¥ (1,178)